Principal Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Computers and equipment | Minimum [Member]
Property and Equipment
Estimated useful life	3 years
Computers and equipment | Maximum [Member]
Property and Equipment
Estimated useful life	5 years
Buildings | Minimum [Member]
Property and Equipment
Estimated useful life	16 years
Buildings | Maximum [Member]
Property and Equipment
Estimated useful life	20 years
Furniture and fixtures | Minimum [Member]
Property and Equipment
Estimated useful life	3 years
Furniture and fixtures | Maximum [Member]
Property and Equipment
Estimated useful life	5 years
Vehicles | Minimum [Member]
Property and Equipment
Estimated useful life	3 years
Vehicles | Maximum [Member]
Property and Equipment
Estimated useful life	5 years
Software and Software Development Costs
Property and Equipment
Estimated useful life	5 years
Leasehold improvements | Minimum [Member]
Property and Equipment
Estimated useful life	1 year
Leasehold improvements | Maximum [Member]
Property and Equipment
Estimated useful life	9 years